Property, Plant And Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	Furniture and fixtures	Computer equipment	Total
	HK$	HK$	HK$

Cost:
At January 1, 2021 and December 31, 2021	11,090	4,184,368	4,195,458
Additions	—	12,848	12,848
Additions from acquisition of subsidiaries (Note 34)	—	138,647	138,647
Disposal of subsidiaries	(11,090)	(4,184,368)	(4,195,458)
Exchange realignment	—	411	411

At December 31, 2022	—	151,906	151,906

Accumulated depreciation:
At January 1, 2021	(10,714)	(4,073,387)	(4,084,101)
Charge for the year	(376)	(43,850)	(44,226)

At December 31, 2021 and January 1, 2022	(11,090)	(4,117,237)	(4,128,327)
Charge for the year	—	(96,115)	(96,115)
Disposal of subsidiaries	11,090	4,151,834	4,162,924
Exchange realignment	—	(310)	(310)

At December 31, 2022	—	(61,828)	(61,828)

Carrying amount:
At January 1, 2021	376	110,981	111,357

At December 31, 2021	—	67,131	67,131

At December 31, 2022	—	90,078	90,078